Expense Example	Apr. 30, 2026 USD ($)
Driehaus Emerging Markets Growth Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Driehaus Emerging Markets Growth Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,574
Driehaus Global Fund | Driehaus Global Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,041
Driehaus International Small Cap Growth Fund | Driehaus International Small Cap Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Driehaus International Developed Equity Fund | Driehaus International Developed Equity Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,728
Expense Example, with Redemption, 10 Years	3,893
Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Driehaus Small Cap Growth Fund | Investor Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Driehaus Small Cap Growth Fund | Institutional Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Driehaus Small/Mid Cap Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	$ 979